Non-controlling Interests (Details Textual) - Oct. 01, 2016 $ in Thousands, ¥ in Millions	USD ($)	CNY (¥)
Noncontrolling Interest [Line Items]
Increase in ownership (as a percent)	12.86%	12.86%
Increase in ownership by the entity in a subsidiary through contributing dividends declared to another subsidiary, but unpaid	$ 12,772	¥ 80
Sinovac Beijing
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	45.00%	45.00%
Sinovac Dalian
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	32.14%	32.14%